Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of reconciliation of property, plant and equipment

	Furniture and	Leasehold
	equipment	improvements	TMS devices	Total
Cost

Balance, December 31, 2019	$175,416	$183,103	$1,792,984	$2,151,503
Additions	—	—	383,200	383,200
Asset disposal	—	—	(50,093)	(50,093)

Balance, December 31, 2020	175,416	183,103	2,126,091	2,484,610
Additions	—	—	544,127	544,127
Additions through business combinations (note 5)	—	—	57,544	57,544
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	$115,604	$179,399	$2,536,225	$2,831,228

Accumulated depreciation

Balance, December 31, 2019	$83,408	$5,291	$396,473	$485,172
Depreciation	28,768	25,593	258,154	312,515
Asset disposal	—	—	(4,413)	(4,413)

Balance, December 31, 2020	112,176	30,884	650,214	793,274
Depreciation	27,991	29,297	310,663	367,951
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	$80,355	$56,477	$769,340	$906,172

Net book value

Balance, December 31, 2020	$63,240	$152,219	$1,475,877	$1,691,336
Balance, December 31, 2021	35,249	122,922	1,766,885	1,925,056